Amounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Receivables [Line Items]
Other receivables		$ 4.6
Trade and other current receivables	$ 53.4	37.2
Trade receivables
Receivables [Line Items]
Other receivables	5.5	4.6
Canada
Receivables [Line Items]
Sales tax receivables	12.2	15.1
Mexico
Receivables [Line Items]
Sales tax receivables	35.0	16.4
Other
Receivables [Line Items]
Sales tax receivables	$ 0.7	$ 1.1